Long-Term Debt and Other Financial Liabilities, Huarong Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel Installment	Sep. 16, 2025 USD ($)	Aug. 15, 2025 USD ($)	Jun. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 15, 2023 USD ($) Transaction
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 47,901				$ 78,753
Deferred finance costs	$ 857				$ 1,712
Huarong Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of sale and leaseback transactions | Transaction						3
Term of bareboat charter	3 years
Number of vessels | Vessel	3
Financing amount						$ 30,000
Interest rate	3.30%
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term Secured Overnight Financing Rate (SOFR) [Member]
Number of consecutive payment installments | Installment	36
Frequency of periodic payment	monthly
Installment payment	$ 139
Purchase obligation	$ 5,000
Waiting period to purchase vessel	6 months
Balance outstanding		$ 7,083	$ 7,222	$ 7,500
Deferred finance costs		$ 198	$ 209	$ 233